Long-term Employee-related Obligations - Schedule of Long Term Employee Related Obligation (Detail) - USD ($) $ in Millions		Dec. 31, 2025	Dec. 31, 2024
Defined Benefit Plan Disclosure [Line Items]
Accrued severance obligations		$ 73	$ 65
Defined benefit plans		50	63
Total	[1]	$ 123	$ 128

[1]	Teva’s long-term employee-related obligations are presented in the Consolidated Balance Sheet under other taxes and long-term liabilities.